INVESCO COMBINATION STOCK & BOND FUNDS, INC.

          Supplement to Investor Class, Class A, B, C, and K Prospectus
                             Dated February 28, 2002


The name of INVESCO Equity Income Fund is hereby changed to INVESCO Core Equity Fund.

The section of the Funds' Prospectus entitled "Investment Goals, Strategies and Risks - INVESCO Equity Income Fund - Investor Class, Class A, B, C, and K" is hereby amended to (1) delete the first paragraph of the section and (2) substitute the following in its place:

      The Fund normally invests at least 65% (80% effective July 31, 2002) of its assets in common and preferred stocks. At least 50% of common stocks which the Fund holds will be dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund will normally invest up to 5% of its assets in debt securities, generally corporate bonds that are rated investment grade or better.

The date of this Supplement is April 1, 2002.
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                  INVESCO COMBINATION STOCK & BOND FUNDS, INC.

              Supplement to the Statement of Additional Information
                            Dated September 30, 2001
                          As Amended February 28, 2002


The name of INVESCO Equity Income Fund is hereby changed to INVESCO Core Equity Fund.

The investment chart in the section of the Statement of Additional Information entitled "Investment Restrictions" is hereby amended to (1) delete the section of the chart regarding INVESCO Equity Income Fund and (2) substitute the following in its place:

      INVESTMENT                    EQUITY INCOME

      Debt Securities               Normally, 5%.

      Equity Securities             Normally, at least 65% (80% effective
                                    July 31, 2002). At least 50% of equity
                                    investments in dividend-paying common
                                    and preferred stock. Up to 50% of equity investments may be in non-dividend paying securities.

The date of this Supplement is April 1, 2002.